Basis of Presentation and Summary of Significant Accounting Policies - Net income loss (Details) - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Income allocable to common stock
Net income (loss) attributable		$ (3,586,220)	$ (6,192,529)	$ (5,635)	$ (9,778,749)
Denominator: Weighted average common stock
Weighted average shares outstanding, basic and diluted	[1]			8,750,000
Basic and diluted net loss per common share				$ 0.00
Class A Common Stock
Numerator: Income allocable to common stock
Income from investments held in Trust Account		13,408			128,612
Less: Company's portion available to be withdrawn to pay taxes		$ (13,408)			$ (128,612)
Denominator: Weighted average common stock
Weighted average shares outstanding, basic and diluted		40,250,000			40,250,000
Basic and diluted net loss per common share		$ 0			$ 0
Class B Common Stock
Numerator: Income allocable to common stock
Net income (loss) attributable		$ (3,586,220)			$ (9,778,749)
Denominator: Weighted average common stock
Weighted average shares outstanding, basic and diluted		10,062,500			10,011,740
Basic and diluted net loss per common share		$ (0.36)			$ (0.98)

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).